Condensed Consolidated Statements of Equity (Unaudited) (Parenthetical) - ¥ / shares	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash dividends: Common stock, per share	¥ 9.00	¥ 9.00
Mitsubishi UFJ Financial Group Shareholders' Equity [Member] | Unappropriated Retained Earnings [Member]
Cash dividends: Common stock, per share	¥ 9.00	9.00
Mitsubishi UFJ Financial Group Shareholders' Equity [Member] | Unappropriated Retained Earnings [Member] | Class 5 Preferred Stock [Member]
Cash dividends: Preferred stock, per share		¥ 57.50